Pensions and Post-Employment Benefits - Summary of Plan Assets Measured at Estimated Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Cash	$ 61	$ 36
Investments in corporate bonds	400	349
Investments in government bonds	540	429
Total fixed-income securities	1,001	814
Investment in marketable securities	380	338
Other investments and private funds	219	335
Total variable-income securities	599	673
Total plan assets	1,600	1,487	$ 1,663
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Cash	45	36
Investments in corporate bonds	4	7
Investments in government bonds	90	84
Total fixed-income securities	139	127
Investment in marketable securities	223	259
Other investments and private funds	46	50
Total variable-income securities	269	309
Total plan assets	408	436
Level 2 [Member]
Disclosure of fair value of plan assets [line items]
Cash	16	0
Investments in corporate bonds	396	342
Investments in government bonds	450	345
Total fixed-income securities	862	687
Investment in marketable securities	157	79
Other investments and private funds	85	212
Total variable-income securities	242	291
Total plan assets	1,104	978
Level 3 [Member]
Disclosure of fair value of plan assets [line items]
Other investments and private funds	88	73
Total variable-income securities	88	73
Total plan assets	$ 88	$ 73